Document and Entity Information	12 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	false
Registrant Name	PARAMOUNT GOLD NEVADA CORP.
Entity Central Index Key	0001629210